Investments - Summary of Investments (Parenthetical) (Detail) - ₨ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Number of debentures	877,151,757
Renew Solar Urja Private Limited | Optionally Convertible Debentures
Disclosure of financial assets [line items]
Number of debentures	1,118,299	0
Paid up value for each convertible debentures	₨ 100